Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,	December 31,
	2024	2023
Salary and welfare payable	$285,195	$125,426
VAT and other taxes payables	114,114	56,110
Interest payable	21,398	44,597
Deferred revenue	219,933	178,135
Other accrued expenses	54,072	90,764
Total	$694,712	$495,032